SUPPLEMENT DATED JULY 1, 2005
TO THE PROSPECTUS and
THE STATEMENT of ADDITIONAL INFORMATION of
THE INTEGRITY FUNDS
Dated April 25, 2005 (for Class A and Class C shares)
and Dated February 25, 2005 (for Class N shares)

TO THE PROSPECTUS AND THE SAI

 Effective June 30, 2005, the Integrity Income Fund is closed.

 On April 29, 2005, the Board of Trustees of the Integrity Income Fund, (the “Fund”), voted to liquidate and close the Fund permanently.  The Fund will cease operations on June 30, 2005, and will no longer offer shares for public purchase.  As of July 1, 2005, any reference to the Integrity Income Fund in the prospectus and/or in the SAI is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE